FEDERAL AND STATE INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
State income tax:
Current, net of refund					$ 1,670	$ 2,004
Federal income (benefit) tax:
Deferred					(47,327)	(40,689)
Current					448,220	(203,015)
Total	$ 103,263	$ 137,404	$ 337,956	$ 312,192	$ 402,563	$ (241,700)